Revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Revenue from Contract with Customer [Abstract]
Contract with customer asset	$ 540	$ 600	$ 619	$ 600	$ 601	$ 700
Contract with customer liability	$ 1,500	$ 1,500	$ 600	$ 700	$ 700	$ 300